Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt
Note 7. Debt
The Company’s debt is summarized as follows:

Encumbered Property	September 30, 2020	December 31, 2019	Interest Rate		Maturity Date
KeyBank CMBS Loan (1)	$95,000,000	$95,000,000	3.89%		8/1/2026
KeyBank Florida CMBS Loan (2)	52,000,000	52,000,000	4.65%		5/1/2027
Midland North Carolina CMBS Loan (3)	46,591,442	47,048,287	5.31%		8/1/2024
Canadian CitiBank Loan (4)	83,274,660	85,500,660	2.73%		10/9/2021
CMBS SASB Loan (5)	235,000,000	235,000,000	3.15	% (11)	2/9/2022
CMBS Loan (6)	104,000,000	104,000,000	5.00%		2/1/2029
Secured Loan (7) (8)	85,512,000	85,512,000	3.00%		1/24/2022
Stoney Creek Loan (9)	5,446,364	5,591,950	4.65%		10/1/2021
Torbarrie Loan (10)	6,125,060	5,936,996	4.65%		9/1/2021
Ladera Office Loan	4,119,943	4,179,994	4.29%		11/1/2026
Premium on secured debt, net	494,168	592,505
Debt issuance costs, net	(4,774,227)	(7,629,390)

Total debt	$712,789,410	$712,733,002

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(2)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate loan encumbers 11 self storage properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly.

(4)
This variable rate loan encumbers 10 of our Canadian properties and the amounts shown above are in USD based on the foreign exchange rate in effect of the dates presented. We purchased interest rate caps that cap CDOR at 3.0% until October 15, 2021. The separate assets of these encumbered properties are not available to pay our other debts.

(5)
This variable rate loan encumbers 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). The separate assets of these encumbered properties are not available to pay our other debts.

(6)
This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(7)
This variable rate loan encumbers 16 properties (Colorado Springs, Aurora, Phoenix, 3173 Sweeten Creek Rd—Asheville, Elk Grove, Garden Grove, Deaverview Rd - Asheville, Highland Center Blvd - Asheville, Sarasota, Mount Pleasant, Pembroke Pines, Riverview, Eastlake, McKinney, Hualapai Way - Las Vegas, Gilbert). The separate assets of these encumbered properties are not available to pay our other debts.

(8)
On January 29, 2019, we entered into a $161.2 million notional interest rate swap whereby LIBOR was fixed at approximately 2.6% until August 1, 2020. On October 29, 2019, in connection with the pay off of the Senior Term Loan, we terminated approximately $75.7 million of this interest rate swap which required a settlement payment of approximately $0.6 million. The remaining $85.5 million of the interest rate swap effectively fixed the interest rate on the Secured Loan at 5.1% until August 1, 2020. To continue hedging our interest rate risk related to this loan, we purchased an interest rate cap on August 3, 2020 with a notional amount of $80 million that effectively caps LIBOR at 0.5% through August 2, 2021.

(9)
This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of September 30, 2020, and in no event shall the total interest rate fall below 4.65% per annum. The Stoney Creek loan was assumed in the SSGT Mergers and had a balance of approximately $5 million USD as of the SSGT Mergers date. The Stoney Creek loan is secured by a first lien deed of trust on the Stoney Creek property and all improvements thereto, is cross-collateralized with the Torbarrie property, and is guaranteed by the Company. The amounts shown above are in USD based on the foreign exchange rate in effect as of September 30, 2020.

(10)
This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 2.45% as of September 30, 2020, and in no event shall the total interest rate fall below 4.65% per annum. The Torbarrie loan was assumed in the SSGT Mergers and had no outstanding balance as of the date of the SSGT Mergers. The Torbarrie loan is a construction loan and is secured by a first lien deed of trust on the Torbarrie property and all improvements thereto, is cross-collateralized with the Stoney Creek property, and is guaranteed by the Company. The amounts shown above are in USD based on the foreign exchange rate in effect as of September 30, 2020.

(11)
This loan incurs interest at LIBOR plus 3%, which resulted in an interest rate of 3.15% as of September 30, 2020. However, in June 2019, we purchased an interest rate swap whereby LIBOR is fixed at 1.79% though February 15, 2022, which results in an effective fixed interest rate of 4.79% on this loan.

The weighted average interest rate on our consolidated debt, excluding the impact of our interest rate hedging activities, as of September 30, 2020 was approximately 3.73%.
We are subject to certain restrictive covenants relating to the outstanding debt. As of September 30, 2020, we were in compliance with all such covenants.

On January 24, 2019, in conjunction with the SSGT Mergers, we, through certain wholly-owned special purpose entities, entered into various financings (“SSGT Merger Financings”), as follows:

Merger Financings	Principal Borrowing as of Merger Date
CMBS SASB Loan	$235,000,000
CMBS Loan	104,000,000
Secured Loan	89,178,000
Senior Term Loan	72,000,000

Total	$500,178,000

The proceeds from the SSGT Merger Financings were primarily used to facilitate the SSGT Mergers as previously described, including the payment of the SSGT merger consideration and the repayment, in full, of certain of our debt, as follows:

Merger Financings	Principal Repaid
Raleigh/Myrtle Beach promissory note	$11,862,471
Amended KeyBank Credit Facility	98,782,500
Oakland and Concord loan	19,443,753
$11M KeyBank Subordinate Loan	11,000,000

Total	$141,088,724

In conjunction with the SSGT Merger Financings, we recognized a loss on extinguishment of debt of approximately $1.5 million, primarily attributable to prepayment penalties related to the early pay off of the Raleigh/Myrtle Beach promissory note and the write-off
of the unamortized loan premium and debt issuance costs on the repaid loans.
CMBS SASB Loan
This loan is a $235 million commercial mortgage-backed securities (“CMBS”), single-asset/single-borrower (“SASB”) financing (the “CMBS SASB Loan”) with KeyBank, National Association (“KeyBank”) and Citi Real Estate Funding Inc. or its affiliates (“Citibank”), as initial lenders (together, the “CMBS SASB Lenders”), comprised of (A) a mortgage loan in the amount of $180 million (the “CMBS SASB Mortgage Loan”) and (B) a mezzanine loan in the amount of $55 million (the “CMBS SASB Mezzanine Loan”). The CMBS SASB Mortgage Loan is secured by a first mortgage or deed of trust on each of 29 wholly owned properties (the “CMBS SASB Properties”), and the CMBS SASB Mezzanine Loan is secured by a pledge of the equity interests in the 29 special purpose entities that own the CMBS SASB Properties. Each loan has a maturity date of February 9, 2022, which may, in certain circumstances, be extended at the option of the respective borrower for two consecutive terms of one year each, as set forth in the respective loan agreement (collectively, the “CMBS SASB Loan Agreements”). Monthly payments due under the CMBS SASB Loan Agreements are interest-only, with the full principal amount becoming due and payable on the respective maturity date.
The amounts outstanding under the CMBS SASB Loan Agreements bear interest at an annual rate equal to LIBOR plus 3%. In addition, pursuant to the requirements of the CMBS SASB Loan Agreements: (a) the borrower with respect to the CMBS SASB Mortgage Loan has purchased an interest rate cap with a notional amount of $180 million, with an effective date of January 24, 2019, whereby LIBOR is capped at 3% through February 15, 2022 and (b) the borrower with respect to the CMBS SASB Mezzanine Loan has purchased an interest rate cap with a notional amount of $55 million, with an effective date of January 24, 2019, whereby LIBOR is capped at 3% through February 15, 2022. On June 7, 2019, to effectively terminate our $180 million and $55 million existing interest rate caps, we sold an offsetting interest rate cap with a notional amount of $235 million, whereby LIBOR is capped at 3% through February 15, 2022. We simultaneously entered into an interest rate swap with a notional amount of $235 million, whereby LIBOR is fixed at 1.79% through February 15, 2022. None of the CMBS SASB Loan may be prepaid, in whole or in part, without satisfying certain conditions as set forth in the respective CMBS SASB Loan Agreements, such as the payment of a spread maintenance premium if the prepayment is made within the first two years. Thereafter the CMBS SASB Loan may be prepaid in whole or in part at par without penalty.

The loan documents for the CMBS SASB Loan contain: customary affirmative, negative and financial covenants; agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranties, with respect to the CMBS SASB Mortgage Loan (the “CMBS SASB Mortgage Loan Guaranty”), and with respect to the CMBS SASB Mezzanine Loan (the “CMBS SASB Mezzanine Loan Guaranty” and collectively the “CMBS SASB Guarantees”), each dated January 24, 2019, in favor of the CMBS SASB Lenders, the Company serves as a non-recourse guarantor
with respect to each of the CMBS SASB Mortgage Loan and the CMBS SASB Mezzanine Loan and is subject to certain net worth and liquidity requirements, each as described in the CMBS SASB Guarantees.
CMBS Loan
The CMBS loan is a $104 million CMBS financing with KeyBank as lender (the “CMBS Lender”) pursuant to a mortgage loan (the “CMBS Loan”), and is secured by a first mortgage or deed of trust on each of 10 wholly owned properties. The loan has a maturity date of February 1, 2029. Monthly payments due under the loan agreement (the “CMBS Loan Agreement”) are interest-only, with the full principal amount becoming due and payable on the maturity date.
The amounts outstanding under the CMBS Loan bear interest at an annual fixed rate equal to 5%. Commencing two years after securitization, the CMBS Loan may be defeased in whole, but not in part, subject to certain conditions as set forth in the CMBS Loan Agreement.
The loan documents for the CMBS Loan contain: customary affirmative, negative and financial covenants; agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranty dated January 24, 2019, in favor of the CMBS Lender, the Company serves as a non-recourse guarantor
with respect to the CMBS Loan.
Secured Loan
This represents secured financing with KeyBank, Fifth Third Bank (“Fifth Third”), and SunTrust Bank (“SunTrust”) as equal co-lenders (the
“Secured Lenders”) pursuant to a mortgage loan (the “Secured Loan”). The Secured Loan was secured by a first mortgage or deed of trust on each of 16 wholly owned properties. The loan has a maturity date of January 24, 2022, which may, in certain circumstances, be extended at the option of the borrower for one additional term equal to one year, as set forth in the Secured Loan Agreement. Monthly payments due under the Secured Loan Agreement are interest-only, with the full principal amount becoming due and payable on the maturity date. On January 24, 2019, the initial borrowing of approximately $89.2 million was made under the Secured Loan. As of December 31, 2019 and September 30, 2020, the outstanding balance on the Secured Loan was approximately $85.5 million.
The amounts outstanding under the Secured Loan Agreement bear interest at an annual rate equal to LIBOR plus 2.5%. On January 24, 2019, the borrowers entered into an interest rate swap arrangement with a notional amount of approximately $89.2 million, such that LIBOR was fixed at approximately 2.6% until August 1, 2020. On October 29, 2019, in connection with the settlement of a previously existing loan, we restructured this swap to reduce the notional amount to approximately $85.5 million, an amount equivalent to the then outstanding principal on the Secured Loan. On August 3, 2020, we purchased an interest rate cap with a notional amount of $80 million that effectively caps LIBOR at 0.5% through August 2, 2021. The Secured Loan may be prepaid at any time, subject to certain conditions as set forth in the Secured Loan Agreement.

The loan documents for the Secured Loan contain: customary affirmative, negative and financial covenants; agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In particular, the Secured Loan Agreement imposes certain requirements on the Company such as a total leverage ratio, tangible net worth and liquidity requirements, fixed charge coverage ratios and limits on the amount of unhedged variable rate debt exposure. On May 8, 2020, we completed an amendment to the Secured Loan with the Secured Lenders. The Secured Loan amendment revised certain financial covenants, including increasing the REIT-level liquidity covenant from $10 million to $15 million, and the addition of a REIT-level debt service coverage ratio. Additionally, the amendment added a minimum rate for LIBOR of 0.50%. In addition, and pursuant to the terms of the full recourse guaranty (the “Secured Loan Guaranty”), dated January 24, 2019, in favor of the Secured Lenders, we, along with our Operating Partnership serve as full recourse guarantors with respect to the Secured Loan.
Canadian CitiBank Loan
On October 11, 2018, we, through 10 special purpose entities wholly owned by our Operating Partnership, entered into a loan agreement with CitiBank, N.A. (“CitiBank”), as lender. Under the terms of the loan agreement (the “CitiBank Loan Agreement”), we have a maximum borrowing capacity of $112 million CAD, of which we initially borrowed $99.3 million CAD (the “Initial Proceeds”). The Initial Proceeds were primarily used to pay off all of the existing loans encumbering 10 of our properties located in the greater Toronto area, Canada, all of which now serve as collateral under the CitiBank Loan Agreement. As of September 30, 2020, we had an outstanding balance of $111.3 million CAD, and have the right to receive future advances in the aggregate amount of up to $0.7 million CAD, subject to certain conditions as set forth in the CitiBank Loan Agreement.
The CitiBank Loan Agreement is a term loan, the original maturity date was October 9, 2020. The loan may, in certain circumstances, be extended at our option for three consecutive terms of one year each. We exercised the first one year extension option, extending the maturity date to October 9, 2021. Monthly payments due under the CitiBank Loan Agreement are interest-only, with the full principal amount becoming due and payable on the maturity date.
The amounts outstanding under the CitiBank Loan Agreement bear interest at a rate equal to the sum of the “CDOR” (as defined in the CitiBank Loan Agreement) and 2.25%. If we exercise our third extension option, the interest rate shall be increased by 0.25%. In addition, pursuant to the requirements of the CitiBank Loan Agreement, we have purchased interest rate caps with a combined notional amount of $112 million CAD, whereby the CDOR is capped at 3.00% through October 15, 2021.

The following table presents the future principal payment requirements on outstanding debt as of September 30, 2020:

2020	$184,142
2021	96,140,324
2022	323,426,408
2023	3,384,134
2024	47,043,621
2025 and thereafter	246,890,840

Total payments	717,069,469
Premium on secured debt, net	494,168
Debt issuance costs, net	(4,774,227)

Total	$712,789,410

Note 6. Debt
The Company’s debt is summarized as follows:

Encumbered Property	December 31, 2019	December 31, 2018	Interest Rate	Maturity Date
KeyBank CMBS Loan (5)	$95,000,000	$95,000,000	3.89%	8/1/2026
KeyBank Florida CMBS Loan (6)	52,000,000	52,000,000	4.65%	5/1/2027
Midland North Carolina CMBS Loan (7)	47,048,287	47,249,999	5.31%	8/1/2024
Canadian CitiBank Loan (8)	85,500,660	72,846,480	4.24%	10/9/2020
CMBS SASB Loan (9)	235,000,000	—	4.76%	2/9/2022
CMBS Loan (10)	104,000,000	—	5.00%	2/1/2029
Secured Loan (11) (12)	85,512,000	—	4.26%	1/24/2022
Stoney Creek Loan (13)	5,591,950	—	5.90%	10/1/2021
Torbarrie Loan (14)	5,936,996	—	5.90%	9/1/2021
Ladera Office Loan	4,179,994	—	4.29%	11/1/2026
Raleigh/Myrtle Beach promissory note (1)	—	11,878,396	5.73%	N/A
Amended KeyBank Credit Facility (2)	—	98,782,500	5.00%	N/A
Oakland and Concord Loan (3)	—	19,483,127	3.95%	N/A
$11M KeyBank Subordinate Loan (4)	—	11,000,000	6.25%	N/A
Premium on secured debt, net	592,505	1,228,996
Debt issuance costs, net	(7,629,390)	(3,385,395)

Total debt	$712,733,002	$406,084,103

(1)
Fixed rate debt with principal and interest payments due monthly. This promissory note was encumbered by five properties, Morrisville, Cary, Raleigh, Myrtle Beach I, and Myrtle Beach II. This loan was repaid in conjunction with the SSGT Merger financing.

(2)
As of December 31, 2018, this facility encumbered 21 properties (Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Vallejo, Port St. Lucie I, Sacramento, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Baltimore, Aurora II, Plantation, Wellington, Naples, Port St. Lucie II, and Doral). This loan was repaid in conjunction with the SSGT Merger financing.

(3)
This loan was assumed during the acquisition of the Oakland and Concord properties, along with an interest rate swap with USAmeriBank that fixed the interest rate at 3.95%. This loan was repaid in conjunction with the SSGT Merger financing.

(4)
This variable rate loan encumbered 49% of the equity interest in the entities that own the 34 properties (the 29 properties encumbered by the KeyBank CMBS Loan and the five properties encumbered by the KeyBank Florida CMBS Loan), and was subordinate to the existing KeyBank CMBS Loan and KeyBank Florida CMBS Loan. This loan was repaid in conjunction with the SSGT Merger financing.

(5)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(6)
This fixed rate loan encumbers five properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(7)
This fixed rate loan encumbers 11 self storage properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly.

(8)
This variable rate loan encumbers 10 of our Canadian properties and the amount shown above is in USD based on the foreign exchange rates in effect as of the dates presented. We have purchased interest rate caps that cap CDOR at 3.0% until October 15, 2021. The separate assets of these encumbered properties are not available to pay our other debts.

(9)
This variable rate loan encumbers our 29 properties (Morrisville, Cary, Raleigh, Vallejo, Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Port St Lucie, Sacramento, Concord, Oakland, Wellington, Doral, Naples, Baltimore, Aurora, Jones Blvd - Las Vegas, Russell Rd - Las Vegas, Riverside, Stockton, Azusa, Romeoville, Elgin, San Antonio, Kingwood). In June 2019, we purchased an interest rate swap whereby LIBOR is fixed at 1.79% though February 15, 2022. The separate assets of these encumbered properties are not available to pay our other debts.

(10)	This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island).
(11)
This variable rate loan encumbers 16 properties (Colorado Springs, Aurora, Phoenix, 3173 Sweeten Creek Rd - Asheville, Elk Grove, Garden Grove, Deaverview Rd - Asheville, Highland Center Blvd - Asheville, Sarasota, Mount Pleasant, Pembroke Pines, Riverview, Eastlake, McKinney, Hualapai Way - Las Vegas, Gilbert). The separate assets of these encumbered properties are not available to pay our other debts.

(12)
On January 29, 2019, we entered into a $161.2 million notional interest rate swap whereby LIBOR was fixed at approximately 2.6% until August 1, 2020. On October 29, 2019, in connection with the pay off of the Senior Term Loan, we terminated approximately $75.7 million of this interest rate swap which required a settlement payment of approximately $0.6 million.

(13)
This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 3.95% as of December 31, 2019, and in no event shall the total interest rate fall below 4.65% per annum. The Stoney Creek loan was assumed in the SSGT Mergers and had a balance of approximately $5 million USD as of the SSGT Mergers date. The Stoney Creek loan is secured by a first lien deed of trust on the Stoney Creek property and all improvements thereto, is cross-collateralized with the Torbarrie property, and is guaranteed by the Company. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2019.

(14)
This variable rate loan bears interest at a rate of 1.95% plus Royal Bank of Canada Prime Rate, which was approximately 3.95% as of December 31, 2019, and in no event shall the total interest rate fall below 4.65% per annum. The Torbarrie loan was assumed in the SSGT Mergers and had no outstanding balance as of the date of the SSGT Mergers. The Torbarrie loan is a construction loan, which allows for borrowings up to approximately $10.3 million CAD and is secured by a first lien deed of trust on the Torbarrie property and all improvements thereto, is cross-collateralized with the Stoney Creek property, and is guaranteed by the Company. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2019.

The weighted average interest rate on our consolidated debt as of December 31, 2019 was approximately 4.6%. We are subject to certain restrictive covenants relating to the outstanding debt. As of December 31, 2019, we were in compliance with all such covenants.
On January 24, 2019, in conjunction with the SSGT Mergers, we, through certain wholly-owned special purpose entities, entered into various financings (“SSGT Merger Financings”), as follows:

Merger Financings	Principal Borrowing as of Merger Date
CMBS SASB Loan	$235,000,000
CMBS Loan	104,000,000
Secured Loan	89,178,000
Senior Term Loan	72,000,000

Total	$500,178,000

The proceeds from the SSGT Merger Financings were primarily used to facilitate the SSGT Mergers as previously described, including the payment of the SSGT merger consideration and the repayment, in full, of certain of our debt, as follows:

Merger Financings	Principal Repaid
Raleigh/Myrtle Beach promissory note	$11,862,471
Amended KeyBank Credit Facility	98,782,500
Oakland and Concord loan	19,443,753
$11M KeyBank Subordinate Loan	11,000,000

Total	$141,088,724

In conjunction with the SSGT Merger Financings, we recognized a loss on extinguishment of debt of approximately $1.5 million, primarily attributable to prepayment penalties related to the early pay off of the Raleigh/Myrtle Beach promissory note and the write-off
of the unamortized loan premium and debt issuance costs on the repaid loans.
CMBS SASB Loan
This loan is a $235 million commercial mortgage-backed securities (“CMBS”), single-asset/single-borrower (“SASB”) financing (the “CMBS SASB Loan”) with KeyBank, National Association (“KeyBank”) and Citi Real Estate Funding Inc. or its affiliates (“Citibank”), as initial lenders (together, the “CMBS SASB Lenders”), comprised of (A) a mortgage loan in the amount of $180 million (the “CMBS SASB Mortgage Loan”) and (B) a mezzanine loan in the amount of $55 million (the “CMBS SASB Mezzanine Loan”). The CMBS SASB Mortgage Loan is secured by a first mortgage or deed of trust on each of 29 wholly owned properties (the “CMBS SASB Properties”), and the CMBS SASB Mezzanine Loan is secured by a pledge of the equity interests in the 29 special purpose entities that own the CMBS SASB Properties. Each loan has a maturity date of February 9, 2022, which may, in certain circumstances, be extended at the option of the respective borrower for two consecutive terms of one year each, as set forth in the respective loan agreement (collectively, the “CMBS SASB Loan Agreements”). Monthly payments due under the CMBS SASB Loan Agreements are interest-only, with the full principal amount becoming due and payable on the respective maturity date.
The amounts outstanding under the CMBS SASB Loan Agreements bear interest at an annual rate equal to LIBOR plus 3%. In addition, pursuant to the requirements of the CMBS SASB Loan Agreements: (a) the borrower with respect to the CMBS SASB Mortgage Loan has purchased an interest rate cap with a notional amount of $180 million, with an effective date of January 24, 2019, whereby LIBOR is capped at 3% through February 15, 2022 and (b) the borrower with respect to the CMBS SASB Mezzanine Loan has purchased an interest rate cap with a notional amount of $55 million, with an effective date of January 24, 2019, whereby LIBOR is capped at 3% through February 15, 2022. On June 7, 2019, to effectively terminate our $180 million and $55 million existing interest rate caps, we sold an offsetting interest rate cap with a notional amount of $235 million, whereby LIBOR is capped at 3% through February 15, 2022. We simultaneously entered into an interest rate swap with a notional amount of $235 million, whereby LIBOR is fixed at 1.79% through February 15, 2022. None of the CMBS SASB Loan may be prepaid, in whole or in part, without satisfying certain conditions as set forth in the respective CMBS SASB Loan Agreements, such as the payment of a spread maintenance premium if the prepayment is made within the first two years. Thereafter the CMBS SASB Loan may be prepaid in whole or in part at par without penalty.

The loan documents for the CMBS SASB Loan contain: customary affirmative, negative and financial covenants; agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranties, with respect to the CMBS SASB Mortgage Loan (the “CMBS SASB Mortgage Loan Guaranty”), and with respect to the CMBS SASB Mezzanine Loan (the “CMBS SASB Mezzanine Loan Guaranty” and collectively the “CMBS SASB Guarantees”), each dated January 24, 2019, in favor of the CMBS SASB Lenders, the Company serves as a non-recourse guarantor
with respect to each of the CMBS SASB Mortgage Loan and the CMBS SASB Mezzanine Loan and is subject to certain net worth and liquidity requirements, each as described in the CMBS SASB Guarantees.
CMBS Loan
The CMBS loan is a $104 million CMBS financing with KeyBank as lender (the “CMBS Lender”) pursuant to a mortgage loan (the “CMBS Loan”), and is secured by a first mortgage or deed of trust on each of 10 wholly owned properties. The loan has a maturity date of February 1, 2029. Monthly payments due under the loan agreement (the “CMBS Loan Agreement”) are interest-only, with the full principal amount becoming due and payable on the maturity date.
The amounts outstanding under the CMBS Loan bear interest at an annual fixed rate equal to 5%. Commencing two years after securitization, the CMBS Loan may be defeased in whole, but not in part, subject to certain conditions as set forth in the CMBS Loan Agreement.
The loan documents for the CMBS Loan contain: customary affirmative, negative and financial covenants; agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In addition, and pursuant to the terms of the limited recourse guaranty dated January 24, 2019, in favor of the CMBS Lender, the Company serves as a non-recourse guarantor
with respect to the CMBS Loan.
Secured Loan
This represents secured financing with KeyBank, Fifth Third Bank (“Fifth Third”), and SunTrust Bank (“SunTrust”) as equal co-lenders (the
“Secured Lenders”) for an amount up to approximately $96.4 million pursuant to a mortgage loan (the “Secured Loan”). At close, the Secured Loan was secured by a first mortgage or deed of trust on each of 16 wholly owned properties. The loan has a maturity date of January 24, 2022, which may, in certain circumstances, be extended at the option of the borrower for one additional term equal to one year, as set forth in the Secured Loan Agreement. Monthly payments due under the Secured Loan Agreement are interest-only, with the full principal amount becoming due and payable on the maturity date. On January 24, 2019, an initial borrowing of approximately $89.2 million was made under the Secured Loan. On July 11, 2019, in conjunction with the acquisition of the Gilbert Property, the Gilbert Property was mortgaged pursuant to the terms of the loan agreement (the “Secured Loan Agreement”), and an additional approximate $5.7 million was drawn. On August 30, 2019, we drew an additional approximately $0.5 million from the interest reserve, increasing the then total amount outstanding on the loan to approximately $95.4 million. On October 18, 2019, in connection with the sale of our San Antonio II property, we paid off approximately $9.9 million of the Secured Loan.
The amounts outstanding under the Secured Loan Agreement bear interest at an annual rate equal to LIBOR plus 2.5%. On January 24, 2019, the borrowers entered into an interest rate swap arrangement with a notional amount of approximately $89.2 million, such that LIBOR is fixed at approximately 2.6% until August 1, 2020. On October 29, 2019, in connection with the settlement of the Senior Term Loan, we restructured this swap to reduce the notional amount to approximately $85.5 million, an amount equivalent to the then outstanding principal on the Secured Loan. The Secured Loan may be prepaid at any time, subject to certain conditions as set forth in the Secured Loan Agreement.

The loan documents for the Secured Loan contain: customary affirmative, negative and financial covenants; agreements; representations; warranties and borrowing conditions; reserve requirements and events of default all as set forth in such loan documents. In particular, the Secured Loan Agreement imposes certain requirements on the Company such as a total leverage ratio, tangible net worth and liquidity requirements, fixed charge coverage ratios and limits on the amount of unhedged variable rate debt exposure. In addition, and pursuant to the terms of the full recourse guaranty (the “Secured Loan Guaranty”), dated January 24, 2019, in favor of the Secured Lenders, we, along with our Operating Partnership serve as full recourse guarantors with respect to the Secured Loan.
Senior Term Loan
We along with our Operating Partnership entered into a financing for an amount up to $87.7 million with KeyBank and SunTrust, as co-lenders (the
“Senior Term Lenders”), pursuant to a senior term loan (the “Senior Term Loan”). The Senior Term Loan was secured by a pledge of 49% of the equity interests in our property-owning special purpose entities, other than those that own the CMBS SASB Properties. The Senior Term Loan was made pursuant to a loan agreement with a maturity date of January 24, 2022 (the “Senior Term Loan Agreement”). Monthly payments due under the Senior Term Loan Agreement were interest-only, with the full principal amount becoming due and payable on the maturity date. On January 24, 2019, an initial borrowing of $72.0 million was made under the Senior Term Loan with the right to draw an additional $15.7 million as set forth in the Senior Term Loan Agreement. During the year ended December 31, 2019, we drew a total of an additional $14.3 million.
The amounts outstanding under the Senior Term Loan Agreement incurred interest at an annual rate equal to LIBOR plus 4.25%. On January 24, 2019, we entered into an interest rate swap arrangement with a notional amount of $72 million, such that LIBOR was fixed at approximately 2.6% until August 1, 2020.
The Senior Term Loan was paid off in full on October 29, 2019 in connection with the issuance of Series A Convertible Preferred Stock.
Canadian CitiBank Loan
On October 11, 2018, we, through 10 special purpose entities wholly owned by our Operating Partnership, entered into a loan agreement with CitiBank, N.A. (“CitiBank”), as lender. Under the terms of the loan agreement (the “CitiBank Loan Agreement”), we have a maximum borrowing capacity of $112 million CAD, of which we initially borrowed $99.3 million CAD (the “Initial Proceeds”). The Initial Proceeds were primarily used to pay off all of the existing loans encumbering 10 of our properties located in the greater Toronto area, Canada, all of which now serve as collateral under the CitiBank Loan Agreement. As of December 31, 2019, we had an outstanding balance of $111.3 million CAD, and have the right to receive future advances in the aggregate amount of up to $0.7 million CAD, subject to certain conditions as set forth in the CitiBank Loan Agreement.
The CitiBank Loan Agreement is a term loan that matures on October 9, 2020, which may, in certain circumstances, be extended at our option for three consecutive terms of one year each. Monthly payments due under the CitiBank Loan Agreement are interest-only, with the full principal amount becoming due and payable on the maturity date.
The amounts outstanding under the CitiBank Loan Agreement bear interest at a rate equal to the sum of the “CDOR” (as defined in the CitiBank Loan Agreement) and 2.25%. If we exercise our third extension option, the interest rate shall be increased by 0.25%. In addition, pursuant to the requirements of the CitiBank Loan Agreement, we have purchased interest rate caps with a combined notional amount of $112 million CAD, whereby the CDOR is capped at 3.00% through October 15, 2021.

Amended KeyBank Credit Facility
On December 22, 2015, we, through our Operating Partnership, and certain affiliated entities, entered into an amended and restated revolving credit facility (the “Amended KeyBank Credit Facility”) with KeyBank National Association (“KeyBank”), as administrative agent and KeyBanc Capital Markets, LLC, as the sole book runner and sole lead arranger, and Texas Capital Bank, N.A., and Comerica Bank as co-lenders.
Under the terms of the Amended KeyBank Credit Facility, we initially had a maximum borrowing capacity of $105 million.
On February 18, 2016, we entered into a first amendment and joinder to the amended and restated credit agreement (the “First Amendment”) with KeyBank. Under the terms of the First Amendment, we added an additional $40 million to our maximum borrowing capacity for a total of $145 million with the admission of US Bank National Association (the “Subsequent Lender”). The Subsequent Lender also became a party to the Amended KeyBank Credit Facility through a joinder agreement in the First Amendment.
The Amended KeyBank Credit Facility was a revolving loan with an initial term of three years, maturing on December 22, 2018, with two one-year
extension options subject to certain conditions outlined further in the credit agreement for the Amended KeyBank Credit Facility (the “Amended Credit Agreement”). On October 29, 2018, we amended our Amended KeyBank Credit Facility to extend the maturity date until February 20, 2019 and reduce the maximum borrowing capacity from $145 million to $110 million. Payments due pursuant to the Amended KeyBank Credit Facility were interest-only. As of December 31, 2018, we had approximately $98.8 million in borrowings outstanding under the Amended KeyBank Credit Facility. On January 24, 2019, we paid off and terminated the Amended KeyBank Credit Facility in conjunction with the SSGT Mergers.
The following table presents the future principal payment requirements on outstanding debt as of December 31, 2019:

2020	$86,208,937
2021	12,823,585
2022	323,426,829
2023	3,384,578
2024	47,035,146
2025 and thereafter	246,890,812

Total payments	719,769,887
Premium on secured debt, net	592,505
Debt issuance costs, net	(7,629,390)

Total	$712,733,002